Leases	12 Months Ended
Dec. 31, 2018
Leases
Leases

23 Leases

	Finance lease contracts and hire purchase agreements					Operating lease
						assets:
	Gross	Present value	Other	Future	Present	future minimum
	amounts	adjustments	movements	drawdowns	value	lease rentals
Year in which receipt will occur	£m	£m	£m	£m	£m	£m
2018
Within 1 year	3,237	(208)	(123)	(70)	2,836	139
After 1 year but within 5 years	4,566	(370)	(100)	—	4,096	325
After 5 years	1,935	(710)	(38)	—	1,187	49
Total	9,738	(1,288)	(261)	(70)	8,119	513

2017
Within 1 year	3,164	(212)	(125)	(70)	2,757	129
After 1 year but within 5 years	4,686	(444)	(94)	—	4,148	257
After 5 years	2,062	(742)	(27)	—	1,293	21
Total	9,912	(1,398)	(246)	(70)	8,198	407

	2018	2017
Nature of operating lease assets on the balance sheet	£m	£m
Transportation	313	283
Cars and light commercial vehicles	11	45
Other	285	271
	609	599

	2018	2017	2016
	£m	£m	£m
Amounts recognised as income and expense
Finance leases - contingent rental rebate	(44)	(34)	(76)
Operating leases - minimum rentals payable	233	221	239

Finance lease contracts and hire purchase agreements
Accumulated allowance for uncollectable minimum receivables	62	63	54

Residual value exposures

The table below gives details of the unguaranteed residual values included in the carrying value of finance lease receivables and operating lease assets.

	2018					2017
	Year in which residual value will be recovered					Year in which residual value will be recovered
		After 1 year	After 2 years				After 1 year	After 2 years
	Within 1	but within	but within	After 5		Within 1	but within	but within	After 5
	year	2 years	5 years	years	Total	year	2 years	5 years	years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating leases
- transportation	25	15	94	14	148	29	22	69	17	137
- cars and light commercial vehicles	1	1	2	—	4	5	7	7	—	19
- other	26	19	37	10	92	21	24	30	9	84
Finance lease contracts	68	32	67	38	205	88	20	72	27	207
Hire purchase agreements	55	2	—	—	57	38	2	1	—	41
	175	69	200	62	506	181	75	179	53	488

Acting as a lessor, RBS provides asset finance to its customers. It purchases plant, equipment and intellectual property, renting them to customers under lease arrangements that, depending on their terms, qualify as either operating or finance leases.